Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 1,824,649	₩ 3,541,597	₩ 4,218,099	₩ 3,336,003
Deposits in banks	1,722,618	743,316
Trade accounts and notes receivable	2,358,914	4,574,789
Non-trade receivables	146,921	108,875
Accrued income	22,505	13,024
Deposits	26,586	45,620
Short-term loans	30,062	22,518
Long-term loans	58,806	19,939
Long-term non-trade receivable		2,376
Derivatives	47,408	10,925
Borrowings	13,542,664	10,052,245
Bonds	1,448,746	1,595,801
Trade accounts and notes payable	4,061,684	4,814,055
Other accounts payable	3,242,929	3,401,346
Long-term other accounts payable	435,232	496,083
Security deposits	146,788	11,199
Lease liabilities	72,788	84,326	₩ 83,431
Lease receivables	11,058	18,209
Unsecured Convertible Bonds Fair Value Disclosure		1,015,760
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	47,408	10,925
Borrowings	13,521,494	10,064,068
Bonds	1,377,696	1,596,044
Unsecured Convertible Bonds Fair Value Disclosure		1,015,760
Financial liabilities effective for cash flow for hedging		13,400
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	96,064	48,805
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	96,064	48,805
Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,797	2,758
Convertible securities [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,797	2,758
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	230,080	65,612
Financial assets effective for cash flow hedging		905
Financial liabilities effective for cash flow for hedging		13,400
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	₩ 230,080	65,612
Financial assets effective for cash flow hedging		905
Financial liabilities effective for cash flow for hedging		13,400
Debt instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		48
Debt instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income		₩ 48